GOODWILL (Carrying Amount) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill [Roll Forward]
Goodwill, Beginning Balance	¥ 210,443	$ 32,252	¥ 165,171
Addition	3,213	492	45,272	¥ 165,171
Goodwill, Ending Balance	¥ 213,656	$ 32,744	¥ 210,443	¥ 165,171